INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2017
Income (loss) per share attributable to equity holders of the Company:
INCOME (LOSS) PER SHARE
Note 23: -	Income (Loss) per Share

a.	Details of the number of shares and income (loss) used in the computation of income (loss) per share

	Year Ended December 31,
	2017		2016		2015
	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Loss Attributed to equity holders of the Company	Weighted Number of Shares	Loss Attributed to equity holders of the Company
	In thousands

For the computation of basic income (loss)	37,970,697	$6,901	36,418,833	$(6,733)	36,245,813	$(11,270)
Effect of potential dilutive ordinary shares	74,400	-	-	-	-	-

For the computation of diluted income (loss)	38,045,097	$6,901	36,418,833	$(6,733)	36,245,813	$(11,270)

b.	The computation of the diluted income per share in 2017, did take into account the options and RSs due to their anti-dilutive effect.